Schedule of Investments (unaudited) October 31, 2020	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 3.1%
Cable One Inc.	27	$46,760
IAC/InterActiveCorp.(a)	630	76,054
Vonage Holdings Corp.(a)	7,344	77,699

		200,513

Consumer Discretionary — 13.1%
Bright Horizons Family Solutions Inc.(a)	558	88,192
Churchill Downs Inc.	828	123,496
Fox Factory Holding Corp.(a)	1,104	92,824
Leslie’s Inc.(a)	2,705	59,429
Penn National Gaming Inc.(a)	2,039	110,065
Planet Fitness Inc., Class A(a)	1,458	86,416
Vroom Inc.(a)	3,865	158,851
Wingstop Inc.	990	115,167

		834,440

Consumer Staples — 5.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)	72	74,821
Celsius Holdings Inc.(a)	1,754	35,273
Freshpet Inc.(a)	1,422	162,819
Vital Farms Inc.(a)	1,260	43,546

		316,459

Financials — 2.4%
MarketAxess Holdings Inc.	198	106,692
Tradeweb Markets Inc., Class A	850	46,308

		153,000

Health Care — 29.3%
10X Genomics Inc., Class A(a)	1,368	187,279
Adaptive Biotechnologies Corp.(a)	1,854	85,432
American Well Corp., Class A(a)	1,998	51,569
Bio-Techne Corp.	576	145,388
Catalent Inc.(a)	1,458	127,969
Coherus Biosciences Inc.(a)	4,842	80,716
Guardant Health Inc.(a)	1,242	132,472
Halozyme Therapeutics Inc.(a)	3,438	96,264
Health Catalyst Inc.(a)	1,710	58,961
Inmode Ltd.(a)	2,538	92,789
Invitae Corp.(a)	1,404	55,051
Masimo Corp.(a)	684	153,093
Outset Medical Inc.(a)	1,656	76,954
Penumbra Inc.(a)	306	79,875
Phreesia Inc.(a)	4,395	162,483
Repligen Corp.(a)	648	107,937
Schrodinger Inc.(a)	738	36,000
Twist Bioscience Corp.(a)	1,872	143,470

		1,873,702

Industrials — 10.8%
Axon Enterprise Inc.(a)	1,541	152,405
AZEK Co. Inc. (The)(a)	3,276	109,549

Security	Shares	Value

Industrials (continued)
HEICO Corp.	810	$85,091
Mercury Systems Inc.(a)	1,638	112,825
Plug Power Inc.(a)	6,408	89,712
Saia Inc.(a)	486	71,763
Virgin Galactic Holdings Inc.(a)	4,086	71,178

		692,523

Information Technology — 34.6%
8x8 Inc.(a)	4,986	86,158
Avalara Inc.(a)	1,278	190,486
Bill.Com Holdings Inc.(a)	1,242	124,200
Blackline Inc.(a)	882	86,154
Brooks Automation Inc.	1,674	78,176
CMC Materials Inc.	209	29,718
Cree Inc.(a)	826	52,534
Entegris Inc.	2,322	173,616
Everbridge Inc.(a)	467	48,890
Five9 Inc.(a)	1,296	196,629
Globant SA(a)	666	120,286
Halma PLC	2,124	65,033
Lattice Semiconductor Corp.(a)	2,718	94,858
MongoDB Inc.(a)	738	168,611
Monolithic Power Systems Inc.	612	195,595
nCino Inc.(a)	1,194	84,201
Paylocity Holding Corp.(a)	848	157,321
Q2 Holdings Inc.(a)	1,098	100,182
Wix.com Ltd.(a)	657	162,489

		2,215,137

Real Estate — 1.7%
Rexford Industrial Realty Inc	2,322	107,880

Total Common Stocks — 100.0% (Cost: $6,385,943)		6,393,654

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	40,000	40,000

Total Short-Term Investments — 0.6% (Cost: $40,000)		40,000

Total Investments In Securities — 100.6% (Cost: $6,425,943)		6,433,654

Other Assets, Less Liabilities — (0.6)%		(37,725)

Net Assets — 100.0%		$6,395,929

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Future Innovators ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000	(b)	$—	$—	$—	$40,000	40,000	$2	$—

(a)	The Fund commenced operations on September 29, 2020. (b) Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,393,654	$—	$—	$6,393,654
Money Market Funds	40,000	—	—	40,000

	$6,433,654	$—	$—	$6,433,654

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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